SIGNIFICANT COMMITMENTS AND AGREEMENTS - Schedule of service concession arrangement (Details) - IDR (Rp) Rp in Billions		12 Months Ended
	Sep. 26, 2016	Dec. 31, 2019	Jun. 22, 2017	Dec. 27, 2011
Service concession arrangement
Percentage of gross revenue to be contributed for united service organization development	1.25%
Telkomsel
Service concession arrangement
Compensation receivable			Rp 217
Compensation received		Rp 91
All packages 1 to 13 service concession arrangement | Telkomsel
Service concession arrangement
Service concession arrangements amount				Rp 830
Desa pinter service concession arrangement | Telkomsel
Service concession arrangement
Service concession arrangements amount				Rp 261